Note 13 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Debt [Table Text Block]
	As at December 31,
	2020	2019

Revolving Credit Facility	$213,239	$371,929
Senior Notes	255,790	234,901
Capital leases maturing at various dates through 2022	2,430	854
Other long-term debt maturing at various dates up to 2022	8,436	3,720
	479,895	611,404
Less: current portion	9,024	4,223

Long-term debt - non-current	$470,871	$607,181

Schedule of Maturities of Long-term Debt [Table Text Block]
For the year ended December 31,
2021	$9,023
2022	1,120
2023	713
2024	213,248
2025 and thereafter	255,791
$479,895